Accounts receivable	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2025 and December 31, 2024:

	As of
In thousands of U.S. dollars	June 30, 2025	December 31, 2024
Scorpio LR2 Pool Limited	$94,287	$53,046
Scorpio MR Pool Limited	58,442	72,794
Scorpio Handymax Tanker Pool Limited	4,356	6,919
Mercury Pool Limited	3,111	4,053
Scorpio Services Holding Limited (SSH)	7	474
Receivables from related parties	160,203	137,286

Spot voyage and time charter receivables	4,680	9,968
Insurance receivables	1,603	2,650
Other receivables	842	279
	$167,328	$150,183
Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited and Mercury Pool Limited (collectively referred to as the "Scorpio Pools") are related parties, as described in Note 13. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions, which are expected to be collected within one year. For all owned and lease financed vessels, we assume that these contributions will not be repaid within 12 months and are therefore considered as non-current within Other Assets on the consolidated balance sheets.
Spot voyage and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
We consider that the carrying amount of accounts receivable approximates their fair value due to the relative short maturity thereof. Accounts receivable are non-interest bearing. Our accounts receivable mostly consist of accounts receivable from the Scorpio Pools or from vessels in the spot market or on time charter. Almost all of the accounts receivable as of June 30, 2025 relates to amounts due from the Scorpio Pools, or from vessels in the spot market or on time charter. We have never experienced a historical credit loss of amounts due from the Scorpio Pools and all amounts are considered current. Accordingly, there is no reserve for expected credit losses as of June 30, 2025 or December 31, 2024.